CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 28,709,010	$ 24,691,248	$ 14,047,031
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	8,829,985	7,078,108	4,653,914
Bad debt expense	10,134,357	7,487,174	941,065
Loss on disposal of property and equipment	80,247	179,479	66,470
Deferred income tax benefit	(3,471,315)	(683,078)	(1,052,265)
Share-based compensation expense	5,286,891	4,062,159	764,746
Foreign currency exchange losses (gains), net	4,737,644	(1,075,257)	197,040
Changes in operating assets and liabilities
Accounts receivable	(10,744,445)	(16,762,469)	1,117,160
Prepaid expenses and other current assets	(2,931,799)	(2,495,692)	(534,531)
Accrued interest income on time deposits	(105,184)	(2,863,061)	(330,579)
Other non-current assets	(603,397)	(651,774)	(472,702)
Accounts payable	85,537	$ (45,050)	$ (7,038)
Amounts due to a related party	140,034
Income taxes payable	3,739,923	$ 2,383,557	$ 1,422,375
Deferred revenue	7,479,209	3,830,271	5,444,456
Accrued expenses and other current liabilities	4,645,423	1,929,718	3,393,767
Other non-current liabilities	(169,440)	1,394,535	54,642
Net cash provided by operating activities	55,842,680	28,459,868	29,705,551
Investing activities:
Purchase of property and equipment	(16,053,871)	(7,878,945)	(9,108,968)
Proceeds from disposal of property and equipment	169,233	156,216	50,060
Purchase of short term investments	(151,768,220)	(101,390,291)	(11,298,158)
Proceeds from maturity of short term investments	151,768,220	$ 101,390,291	$ 11,298,158
Purchase of cost method investments	(4,015,032)
Purchase of time deposits	(102,627,336)	$ (115,280,749)	$ (17,286,182)
Proceeds from maturity of time deposits	110,855,012	3,634,521	6,456,091
Issuance of housing loans to employees	(196,977)	(496,172)	(339,623)
Proceeds from repayment of housing loans from employees	254,103	406,589	691,492
Net cash used in investing activities	$ (11,614,868)	$ (119,458,540)	(19,537,130)
Financing activities:
Amounts received on behalf of a related party			141,329
Repayment of amounts received on behalf of a related party			(232,879)
Advances from a related party	$ 230,000		153,386
Repayment of advances from a related party	$ (230,000)		$ (153,386)
Issuance of Class A ordinary shares upon the IPO		$ 96,254,995
Issuance of Class A ordinary shares in private placement concurrent with the IPO		13,500,000
Issuance of Class A ordinary shares in connection with exercise of share options	$ 3,606,345	$ 248,812
Purchase of treasury shares	(7,738,834)
Payment of IPO costs		$ (3,532,025)	$ (499,331)
Net cash provided by (used in) financing activities	(4,132,489)	106,471,782	(590,881)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(3,609,818)	1,047,426	364,495
Net increase in cash and cash equivalents	36,485,505	16,520,536	9,942,035
Cash and cash equivalents at beginning of year	42,659,791	26,139,255	16,197,220
Cash and cash equivalents at end of year	79,145,296	42,659,791	26,139,255
Supplemental disclosure of cash flow information:
Income taxes paid	360,686	567,401	$ 1,846,576
Non-cash investing and financing activities:
Accrual for purchase of equipment	$ 591,812	$ 286,144
Accrual of IPO costs			$ 107,866
Series A [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares		$ 419,776	$ 80,224
Series B [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares		16,324,300
Series C [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares		$ 95,211,135